UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one.): | | is a restatement
                                   | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Ironwood Capital Management, LLC
Address:      21 Custom House Street
              Suite 240
              Boston, MA  02110

Form 13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         Gary S. Saks
Title:        Vice President, Treasurer and Secretary
Phone:        617.757.7601


Signature, Place and Date of Signing:


/s/ Gary S. Saks             Boston, MA             July 25, 2005
----------------             -------------          -----------------
  [Signature]                [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  121

Form 13F Information Table Value Total: $283,782
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                    FORM 13F

                                INFORMATION TABLE



                                                           VALUE   SHARES/OR SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      COM              350865101     4479   225310 SH       SOLE                   138610             73900
A.M. Castle & Co.              COM              148411101     5045   326300 SH       SOLE                   170900            132400
AES Corp.                      COM              00130H105      587    35825 SH       SOLE                    35825
ActivCard Corp.                COM              00506J107     3786   828475 SH       SOLE                   440375            330700
Air Methods Corporation        COM              009128307     1032   129365 SH       SOLE                   129365
AirTran Holdings Inc           COM              00949P108     1824   197595 SH       SOLE                   197595
Aleris                         COM              014477103     5835   258743 SH       SOLE                   134542            105743
Allmerica Financial Corp       COM              019754100     6340   170925 SH       SOLE                   102525             58300
American International Group   COM              026874107      402     6917 SH       SOLE                     6917
Analogic Corporation           COM              032657207     7360   146266 SH       SOLE                    90666             47400
Aquila Inc                     COM              03840P102     5450  1509625 SH       SOLE                   738625            656400
Arch Capital Group             COM              G0450A105     1678    37250 SH       SOLE                    18450             15900
Ariad Pharmaceuticals Inc      COM              04033a100     7270  1091543 SH       SOLE                   705043            328900
Assured Guaranty Ltd           COM              g0585r106     1806    77300 SH       SOLE                    30200             39400
Bank of America Corp.          COM              060505104      510    11174 SH       SOLE                    11174
Bristol Myers                  COM              110122108      308    12332 SH       SOLE                    12332
Broadwing Corp                 COM              11161e101     7166  1551155 SH       SOLE                   893655            558800
Capstone Turbine Corp          COM              14067D102      317   249965 SH       SOLE                   249965
Captiva Software Corp          COM              14073t109      854    59130 SH       SOLE                    59130
Catalina Marketing Corp.       COM              148867104      895    35205 SH       SOLE                    35205
Cendant Corp.                  COM              151313103      463    20700 SH       SOLE                    20700
Ceridian Corp.                 COM              156779100      426    21875 SH       SOLE                    21875
Charlotte Russe Holdings       COM              161048103      656    52680 SH       SOLE                    52680
Crompton Corp                  COM              227116100     7188   508001 SH       SOLE                   352201            132600
Cherokee International Corp    COM              164450108      824   220300 SH       SOLE                    78100            124400
Chiquita Brands Intl           COM              170032809     3165   115275 SH       SOLE                    90475             21100
Cimarex Energy Co              COM              171798101     1673    42999 SH       SOLE                    42999
Citigroup, Inc.                COM              172967101      342     7406 SH       SOLE                     7406
Citizens First Bancorp         COM              17461r106      968    46900 SH       SOLE                    46900
Cray Inc                       COM              225223106      342   275990 SH       SOLE                   275990
Criticare Systems Inc          COM              226901106     1043   203220 SH       SOLE                   203220
Datastream Systems Inc.        COM              238124101     1807   248275 SH       SOLE                   136975             93600
Denbury Resources Inc          COM              247916208     3838    96515 SH       SOLE                     7291             20100
Duquesne Light Holdings, Inc.  COM              266233105      733    39245 SH       SOLE                    39245
Durect Corporation             COM              266605104    12305  2417460 SH       SOLE                  1707160            604500
Dynegy Inc Cl A                COM              26816q101     7305  1503180 SH       SOLE                   874880            535300
E.Piphany Inc                  COM              26881V100      864   248160 SH       SOLE                   248160
EMS Technologies Inc.          COM              26873N108      798    53355 SH       SOLE                    53355
EPIX Medical Inc               COM              26881Q101      800    90450 SH       SOLE                    90450
Encor Wire Corp                COM              292562105      784    67647 SH       SOLE                    67647
ExxonMobil                     COM              30231G102     1372    23869 SH       SOLE                    23869
Foot Locker Inc                COM              344849104      278    10225 SH       SOLE                    10225
GSI Group Inc                  COM              36229U102      499    53008 SH       SOLE                    53008
General Electric Co.           COM              369604103     1157    33382 SH       SOLE                    33382
Genitope Corp                  COM              37229p507     4075   317335 SH       SOLE                   192435            106300
Gevity HR, Inc.                COM              374393106     6613   330166 SH       SOLE                   198066            112500
Global Power Equipment Group   COM              37941P108     1949   245120 SH       SOLE                   126420            101000
Goodyear Tire & Rubber         COM              382550101      504    33800 SH       SOLE                    33800
HMS Holdings Corp              COM              40425j101     1488   223435 SH       SOLE                   134735             77200
Healthtronics, Inc             COM              42222L107     2821   217175 SH       SOLE                   113175             89100
Hewlett Packard                COM              428236103      444    18882 SH       SOLE                   18882
Hollis-Eden Pharm.             COM              435902101      598    80755 SH       SOLE                   80755
Hooker Furniture Corp          COM              439038100     1976   113100 SH       SOLE                    40200             63500
I-Many, Inc.                   COM              44973q103     1834  1078984 SH       SOLE                  1078984
IBM                            COM              459200101      772    10409 SH       SOLE                    10409
Indevus Pharmaceuticals        COM              454072109      181    70815 SH       SOLE                    70815
Isolagen                       COM              46488n103      411   100150 SH       SOLE                   100150
LTX Corp                       COM              502392103      322    65020 SH       SOLE                    65020
Lamson & Sessions Co.          COM              513696104     2398   202850 SH       SOLE                   107850             80600
Lightbridge Inc                COM              532226107      187    29925 SH       SOLE                    29925
MagneTek Inc.                  COM              559424106     5811  2261120 SH       SOLE                  1341920            782600
Material Sciences Corp         COM              576674105     8813   605295 SH       SOLE                   386495            186400
Maxwell Technologies           COM              577767106      403    33035 SH       SOLE                    33035
Maxygen, Inc.                  COM              577776107     1659   241800 SH       SOLE                   124000            100400
Maytag Corporation             COM              578592107     3748   239350 SH       SOLE                   122150             99200
McKesson Corporation           COM              58155Q103      738    16475 SH       SOLE                    16475
Measurement Specialties        COM              583421102      709    30540 SH       SOLE                    30540
Mentor Graphics                COM              587200106      711    69675 SH       SOLE                    69675
Merck & Co.                    COM              589331107      358    11624 SH       SOLE                    11624
Moldflow Corporation           COM              608507109      593    45699 SH       SOLE                    45699
Motorola, Inc                  COM              620076109      506    27700 SH       SOLE                    27700
NMS Communications Corp        COM              629248105     1061   370840 SH       SOLE                   370840
Navigant International Inc     COM              63935r108     6049   411750 SH       SOLE                   214550            168300
NeoPharm Inc                   COM              640919106     5798   580405 SH       SOLE                   312805            227800
Newpark Resources              COM              651718504     6477   863640 SH       SOLE                   613140            212700
Nortel Networks Corp.          COM              656568102       37    14170 SH       SOLE                    14170
Olin Corp                      COM              680665205     4436   243200 SH       SOLE                   124100            101400
PMA Capital Corporation-Cl A   COM              693419202     7116   805885 SH       SOLE                   487185            271200
Parallell Petroleum Corp.      COM              699157103      496    56050 SH       SOLE                    56050
Pegasystems Inc                COM              705573103      631   106996 SH       SOLE                   106996
Pepsico Inc.                   COM              713448108      476     8830 SH       SOLE                     8830
Petrohawk Energy Corp          COM              716495106     3080   285225 SH       SOLE                   147825            117000
Pfizer Inc.                    COM              717081103      576    20888 SH       SOLE                    20888
Photon Dynamics                COM              719364101     1772    85975 SH       SOLE                    85975
Playtex Products Inc           COM              72813p100     6298   585275 SH       SOLE                   334275            214400
PolyOne Corp                   COM              73179P106     6177   933035 SH       SOLE                   525935            347300
Praecis Pharmaceuticals Inc.   COM              739421105      139   266425 SH       SOLE                   266425
Progress Software Corp         COM              743312100     2386    79123 SH       SOLE                    79123
Progressive Corp               COM              743315103      444     4490 SH       SOLE                     4490
Quanta Services inc.           COM              74762e102     4174   474350 SH       SOLE                   269850            174100
Rewards Network Inc.           COM              761557107      750   138810 SH       SOLE                   138810
Russell Corp                   COM              782352108     5531   270475 SH       SOLE                   137675            113200
SafeNet Inc                    COM              78645r107     1011    29680 SH       SOLE                    29680
Safeway, Inc.                  COM              786514208      226    10025 SH       SOLE                    10025
Segue Software, Inc.           COM              815807102      897   163905 SH       SOLE                   163905
Shaw Group Inc.                COM              820280105     7954   369770 SH       SOLE                   247270            104400
Sirna Therapeutics inc         COM              829669100      990   565535 SH       SOLE                   281435            243300
Sonus Networks Inc             COM              835916107     1453   304695 SH       SOLE                   304695
Steve Madden Ltd               COM              556269108      936    52693 SH       SOLE                    52693
Strategic Diagnostics Inc      COM              862700101      614   179150 SH       SOLE                   179150
Sunterra Corp                  COM              86787d208     5965   367970 SH       SOLE                   222970            123400
Sycamore Networks              COM              871206108      832   241130 SH       SOLE                   241130
Synovis Life Technologies Inc  COM              87162G105      260    32585 SH       SOLE                    32585
Sypris Solutions Inc.          COM              871655106      982    79350 SH       SOLE                    79350
Technitrol Inc.                COM              878555101     2469   174760 SH       SOLE                   110260             54900
Teletech Holdings, Inc         COM              879939106      982   120500 SH       SOLE                   120500
TransPro Inc.                  COM              893885103     3306   525570 SH       SOLE                   269370            217800
U.S. Physical Therapy          COM              90337l108     1800    93873 SH       SOLE                    93873
USI Holdings corp              COM              90333H101     2418   187745 SH       SOLE                   114845             62100
United Stationers Inc          COM              913004107     5446   110925 SH       SOLE                    56425             46400
Varian Semiconductor Equipment COM              922207105     2658    71832 SH       SOLE                    71832
Viacom Inc. Cl B               COM              925524308      249     7763 SH       SOLE                     7763
Vicor                          COM              925815102      936    68860 SH       SOLE                    68860
Viewpoint Corp                 COM              92672P108      543   306845 SH       SOLE                   306845
Vivus Inc                      COM              928551100      718   194955 SH       SOLE                   194955
Westaff Inc.                   COM              957070105     3050   871391 SH       SOLE                   452275            354016
Western Silver Corp            COM              959531104     5799   666600 SH       SOLE                   396900            229600
Whiting Petroleum Corp         COM              966387102     1910    52600 SH       SOLE                    30000             19300
Woodhead Industries Inc.       COM              979438108      257    20361 SH       SOLE                    20361
Xerox                          COM              984121103      219    15855 SH       SOLE                    15855
York Intl Corp                 COM              986670107     1802    47419 SH       SOLE                    47419